Contract assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Beginning balance	$ 759	$ 735
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	104	102
Increase in contract liabilities included in contract assets during the year	(87)	(108)
Increase in contract assets from revenue recognized during the year	905	789
Contract assets transferred to trade receivables	(692)	(635)
(Dispositions) acquisitions	(28)	1
Contract terminations transferred to trade receivables	(63)	(62)
Other	(51)	(63)
Ending balance	847	759
Contract liabilities
Opening balance	1,124	1,088
Revenue recognized included in contract liabilities at the beginning of the year	(856)	(834)
Increase in contract liabilities during the year	958	895
Contract assets transferred to trade receivables	15	20
(Dispositions) acquisitions	47	13
Contract terminations transferred to trade receivables	9	2
Other	(51)	(60)
Ending balance	1,246	1,124
Contract assets | Allowance for doubtful accounts
Contract liabilities
Financial assets	$ 12	$ 18	$ 18